Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of Accounts Receivable - Related Parties	Accounts receivable - related parties consists of the following:
Name	Related party relationship	March 31, 2023	September 30, 2022
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$210,317	$162,024
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd.	An entity controlled by the CEO	70,782	55,187
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	1,520	1,468
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO	9,264	34,794
Subtotal		291,883	253,473
Less: allowance for doubtful accounts		-	-
Total accounts receivable, net - related parties		$291,883	$253,473

Schedule of Due From Related Parties	Due from related parties consists of the following:
Name	Related party relationship	March 31, 2023	September 30, 2022
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. (“Zhongjin Kanglu”) (1)	An entity controlled by the CEO	$4,835,861	$-
Huaniaoyuan Catering Management (Changzhou) Co. Ltd.	An entity controlled by the CEO	31,628	33,285
Other	Director of the Company	6,933	2,972
Total due from related parties		$4,874,422	$36,257
(1)	As of March 31, 2023, the balance due from a related party, Zhongjin Kanglu, was $4,835,861. During the six months ended March 31, 2023, as a business collaboration, the Company made advances to Zhongjin Kanglu in the amount of $4,804,800 (RMB33.0 million) as for its temporary working capital needs during the normal course of business. As of the date of this report, the $4,804,800 advance made to Zhongjin Kanglu has been fully collected. The Company expects to make no such advances to its related parties in the future.

Schedule of Deferred Revenue	Deferred revenue – a related party consists of the following:
Name	Related party relationship	March 31, 2023	September 30, 2022
Jin Med Medical (Korea) Co., Ltd.	An entity controlled by the CEO	$124,766	$-
Total deferred revenue – a related party		$124,766	$-

Schedule of Due to Related Parties	Due to a related party consists of the following:
Name	Related party relationship	March 31, 2023	September 30, 2022
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$-	$118,066
Total due to a related party		$-	$118,066

Schedule of Revenue From Related Parties	Revenue from related parties consists of the following:
		For the Six Months Ended March 31,
Name	Related party relationship	2023	2022
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$333,106	$387,200
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO	17,381	5,335
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	12,384	13,909
Total revenue from related parties		$362,871	$406,444